Document and Entity Information	May 24, 2022
Cover [Abstract]
Entity Registrant Name	Petco Health & Wellness Company, Inc.
Amendment Flag	true
Entity Central Index Key	0001826470
Document Type	8-K/A
Document Period End Date	May 24, 2022
Entity Incorporation State Country Code	DE
Entity File Number	001-39878
Entity Tax Identification Number	81-1005932
Entity Address, Address Line One	10850 Via Frontera
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92127
City Area Code	(858)
Local Phone Number	453-7845
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A common stock, par value $0.001 per share
Trading Symbol	WOOF
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	This Current Report on Form 8-K/A amends and restates the Current Report on Form 8-K filed on May 24, 2022 (the “Report”) by Petco Health and Wellness Company, Inc. (the “Company”) in order to correct a typographical error that resulted in the misplacement of certain commas in the Company’s Consolidated Balance Sheets that were part of the press release attached as Exhibit 99.1 to the Report. The press release that the Company issued through PR Newswire and posted to its website did not contain such error. No other changes are being made to the Report or to the press release attached as Exhibit 99.1 thereto.